SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Amounts due from government institutions		$ 103	$ 174
Prepaid expenses		429	126
Total prepaid expenses and other current assets	$ 208	$ 532	$ 300